9. Income Taxes (Details - Income tax provision) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Expected tax rate					15.00%
Expected tax at tax rate					$ (39,600)	$ (39,300)
Change in valuation allowance					39,600	39,300
Provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0